Business Segments (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Business Segments (in thousands)

	Year ended	Three months ended	Year ended	Year ended
	December 31,	December 31,	September 30,	September 30,
	2017	2016	2016	2015
Revenues:
Asset management	$29,873	7,321	28,739	27,570
Mining royalty lands	7,241	1,880	7,533	6,094
Land development and construction	1,230	311	1,185	982
RiverFront on the Anacostia	4,847	—	—	—
	$43,191	9,512	37,457	34,646
Operating profit:
Before corporate expenses:
Asset management	$13,799	3,509	13,374	13,288
Mining royalty lands	6,732	1,750	7,029	5,478
Land development and construction	(1,528)	(400)	(940)	(2,197)
RiverFront on the Anacostia	(2,018)
Corporate expenses:
Allocated to asset management	(1,917)	(485)	(1,591)	(1,248)
Allocated to mining royalty	(167)	(42)	(231)	(1,322)
Allocated to land development and construction	(1,231)	(328)	(1,258)	(737)
Allocated to RiverFront on the Anacostia	(65)
Unallocated to discontinued operations	—	—	—	(1,081)
	(3,380)	(855)	(3,080)	(4,388)
	$13,605	4,004	16,383	12,181
Interest expense:
Asset management	$1,340	306	1,561	2,014
RiverFront on the Anacostia	2,983	—	—	—
	$4,323	306	1,561	2,014

Depreciation, depletion and amortization:
Asset management	$8,110	2,005	7,689	6,963
Mining royalty lands	110	35	104	133
Land development and construction	337	55	258	282
RiverFront on the Anacostia	4,975	—	—	—
	$13,532	2,095	8,051	7,378
Capital expenditures:
Asset management	$6,913	1,199	20,747	2,408
Mining royalty lands	—	2	205	—
Land development and construction	8,840	4,206	6,602	4,085
RiverFront on the Anacostia	857	—	—	—
	$16,610	5,407	27,554	6,493

Identifiable net assets at end of period:
Asset management	$179,654	169,736	170,562	151,023
Mining royalty lands	38,656	39,259	39,570	39,300
Land development and construction	46,684	57,126	54,157	60,682
RiverFront on the Anacostia	144,386	—	—	—
Cash items	4,524	—	—	419
Unallocated corporate assets	4,830	439	500	1,054
	$418,734	266,560	264,789	252,478